Salaries and other employee expenses (Tables)	12 Months Ended
Dec. 31, 2019
Salaries and other employee expenses
Schedule of salaries and other employee expenses

	December 31,	December 31,	December 31,
	2019	2018	2017
Wages and salaries	13,232	18,487	16,191
Payroll taxes	1,721	2,120	2,629
Personnel benefits	8,867	6,732	8,644
Share–based payments	359	650	189
Total	24,179	27,989	27,653

Schedule of restricted stock granted to directors

A summary of restricted stock granted to Directors is presented below:

		Weighted average
	Shares	grant date fair value
Outstanding at January 1, 2017	96,900	27.86
Granted	57,000	27.80
Vested	(61,950)	28.50
Outstanding at December 31, 2017	91,950	27.40
Granted	57,000	28.70
Vested	(45,300)	28.07
Outstanding at December 31, 2018	103,650	27.82
Granted	57,000	22.68
Vested	(51,300)	27.19
Outstanding at December 31, 2019	109,350	25.44
Expected to vest	109,350

Schedule of restricted stock units granted to certain executives

A summary of the restricted stock units granted to certain executives is presented below:

			Weighted
			average
		Weighted	remaining		Aggregate
		average grant	contractual		intrinsic
	Shares	date fair value	term		value
Outstanding at January 1, 2017	167,436	19.35
Granted	25,289	25.70
Forfeited	(71,401)	18.61
Vested	(70,519)	19.76
Outstanding at December 31, 2017	50,805	21.07
Granted	23,412	24.80
Forfeited	—	—
Vested	(49,055)	20.90
Outstanding at December 31, 2018	25,162	24.86
Granted	23,743	14.95
Forfeited	—	—
Vested	(6,727)	24.92
Outstanding at December 31, 2019	42,178	19.27	2.64	years	153.20
Expected to vest	42,178	19.27	2.63	years	153.20

Schedule of stock options granted

A summary of stock options granted is presented below:

			Weighted average		Aggregate
		Weighted average	remaining contractual		intrinsic
	Options	exercise price	term		value
Outstanding at January 1, 2017	485,845	26.87
Granted	—	—
Forfeited	(69,934)	28.63
Exercised	(142,268)	24.84
Outstanding at December 31, 2017	273,643	27.48
Granted	—	—
Forfeited	(28,315)	29.25
Exercised	(102,918)	24.55
Outstanding at December 31, 2018	142,410	29.25
Granted	—	—
Forfeited	—	—
Exercised	—	—
Outstanding at December 31, 2019	142,410	29.25	2.11	years	—
Exercisable	142,410	29.25	2.11	years	—
Expected to vest	142,410	29.25	2.11	years	—